Components of Net Realized Gains (Losses) (Detail) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	$ 360.6	$ 255.1	$ 187.4
Gross realized losses on securities sales	(31.1)	(51.5)	(25.8)
Net realized gains (losses) on securities sales	329.5	203.6	161.6
Other-than-temporary impairment losses	(3.5)	(4.1)	(13.5)
Total net realized gains (losses) on securities	306.8	102.6	96.1
Fixed maturities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	115.4	94.6	90.4
Gross realized losses on securities sales	(2.9)	(15.0)	(18.6)
Net realized gains (losses) on securities sales	112.5	79.6	71.8
Other-than-temporary impairment losses	(1.7)	(3.9)	(13.0)
Fixed maturities | U.S. government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	20.2	59.1	39.8
Gross realized losses on securities sales	(1.9)	(9.3)	(12.9)
Net realized gains (losses) on securities sales	18.3	49.8	26.9
Fixed maturities | State and local government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	15.0	3.5	10.0
Net realized gains (losses) on securities sales	15.0	3.5	10.0
Fixed maturities | Corporate And Other Debt Securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	58.1	23.0	30.3
Gross realized losses on securities sales	(0.6)	(3.5)	(0.5)
Net realized gains (losses) on securities sales	57.5	19.5	29.8
Fixed maturities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	1.2	2.0	0
Net realized gains (losses) on securities sales	1.2	2.0	0
Other-than-temporary impairment losses	(1.6)	(3.3)	(11.1)
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	19.3	0.3	1.0
Net realized gains (losses) on securities sales	19.3	0.3	1.0
Other-than-temporary impairment losses	(0.1)	(0.6)	(1.9)
Fixed maturities | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.9	2.1	0.8
Net realized gains (losses) on securities sales	0.9	2.1	0.8
Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.7	4.6	8.5
Gross realized losses on securities sales	(0.4)	(2.2)	(5.2)
Net realized gains (losses) on securities sales	0.3	2.4	3.3
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	78.2	148.9	83.6
Gross realized losses on securities sales	(1.1)	0	0
Net realized gains (losses) on securities sales	77.1	148.9	83.6
Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	167.0	11.6	13.4
Gross realized losses on securities sales	(27.1)	(36.5)	(7.2)
Net realized gains (losses) on securities sales	139.9	(24.9)	6.2
Other-than-temporary impairment losses	(1.8)	(0.2)	(0.5)
Hybrid and Derivative Instruments and Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	(19.2)	(96.9)	(52.0)
Hybrid and Derivative Instruments and Litigation Settlements | Hybrid Preferred Stock
Gain (Loss) on Investments [Line Items]
Other gains (losses)	14.3	1.7	5.5
Hybrid and Derivative Instruments and Litigation Settlements | Derivative Instruments
Gain (Loss) on Investments [Line Items]
Other gains (losses)	(43.1)	(98.9)	(58.5)
Hybrid and Derivative Instruments and Litigation Settlements | Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	$ 9.6	$ 0.3	$ 1.0